Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following (in thousands):

	December 31,	June 30,
	2019	2020
Equipment	$930	$991
Furniture and fixtures	1,725	1,725
Company vehicles	1,151	1,151
Leasehold improvements	6,556	6,584
Internal-use software	4,406	8,012
Other	2,580	2,624

	17,348	21,087
Accumulated depreciation and amortization	(9,520)	(11,304)

Property and equipment, net	$7,828	$9,783

Property and equipment, net consisted of the following as of December 31, 2018 and 2019:

	December 31,
	2018	2019
	(in thousands)
Equipment	$866	$930
Furniture and fixtures	1,837	1,725
Company vehicles	1,494	1,151
Leasehold improvements	7,297	6,556
Internal-use software	1,460	4,406
Other	1,982	2,580

	14,936	17,348
Accumulated depreciation and amortization	(7,263)	(9,520)

Property and equipment, net	$7,673	$7,828